Document and Entity Information	May 13, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001120914
Document Type	8-K
Document Period End Date	May 13, 2026
Entity Registrant Name	PDF SOLUTIONS, INC.
Entity File Number	000-31311
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	25-1701361
Entity Address, Address Line One	2858 De La Cruz Boulevard
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95050
City Area Code	(408)
Local Phone Number	280-7900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00015 par value
Trading Symbol	PDFS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false